Significant transactions	6 Months Ended
Jun. 30, 2023
Disclosure of transactions between related parties [abstract]
Significant transactions	Significant transactions
4.1 LIANBIO

In May 2021, Nanobiotix announced a partnership with Lian Oncology Limited (LianBio) a biotechnology company dedicated to bringing paradigm-shifting medicines to patients in China and major Asian markets, to develop and commercialize NBTXR3 into Greater China (mainland China, Hong Kong, Taiwan, and Macau), South Korea, Singapore and Thailand.

LianBio has started to collaborate in the development of NBTXR3 in Asia Pacific region in the frame of the study NANORAY-312 and will contribute to patient enrollment in four other future global registrational studies across several tumor types and therapeutic combinations. LianBio will also participate in the global Phase 3 registrational study in head and neck cancer into Greater China and South Korea, while supporting longer term strategic alignment across multiple tumor indications and therapeutic combinations.

As of June 30, 2023, a non-refundable upfront payment of $20 million has been collected by the Company at the signature of the LianBio Agreement. Additionally, the Company is entitled to receive up to an aggregate of $205 million in potential contingent, development and commercialization milestone payments. Nanobiotix will also be eligible to receive tiered, low double-digit royalties based on net sales of NBTXR3 in the licensed territories.

In May 2022 and according to the license agreement executed in May 2021, the Company entered into a clinical supply agreement and a related quality agreement with LianBio for the purpose of the Company supplying LianBio and LianBio purchasing exclusively from the Company all the required quantities of NBTXR3 for the global clinical study NANORAY-312 and any other studies conducted within the licensed territories. For the period ended June 30, 2023, the Company has collected €320 thousand from LianBio pursuant to this clinical supply agreement.
Furthermore, LianBio is required to order and purchase NBTXR3 product from the Company according to quantities specified in binding forecasts prepared by LianBio.

As of June 30, 2023, the Company signed a global trial collaboration agreement (or the “GTCA”) with LianBio in connection with the license agreement signed on May 11, 2021. As expressed as part of the License Agreement, LianBio shall participate in the global registrational Phase 3 trial “HNSCC 312” conducted by Nanobiotix, with regards to NANORAY-312 trials conducted within the licensed territories. Invoicing related to the recharge of related costs to LianBio has started as of June 30, 2023 totalling €1.3 million for the first half of 2023.

See Note 15 for the accounting analysis of the partnership with LianBio and for impact in ‘Revenue and other Income’ and see Note 8 for impact in ‘Trade Receivables’.

4.2 PHARMAENGINE

In August 2012, the Company entered into a license and collaboration agreement with PharmaEngine, which provided for the development and commercialization of NBTXR3 by PharmaEngine throughout the covered Asia-Pacific countries. In March 2021, the Company and PharmaEngine mutually agreed to terminate the License and Collaboration agreement set-up in August 2012.

As of December 31, 2022, the Company had paid a total of $7.5 million to PharmaEngine in accordance with the termination agreement signed between the parties.

PharmaEngine is entitled to receive an additional payment of $5 million upon the second regulatory approval of NBTXR3 in any jurisdiction of the world for any indication. The Company has also agreed to pay royalties to PharmaEngine at low single-digit royalty rates with respect to sales of NBTXR3 in the Asia-Pacific region for a 10-year period beginning at the date of the first sales in the region. As of June 30, 2023, these future payments were not accrued because the triggering events have not occurred.

4.3 FINANCING AGREEMENT WITH THE EUROPEAN INVESTMENT BANK (“EIB”)

In July 2018, the Company signed a non-dilutive financing agreement with the EIB to borrow up to €40 million in order to fund its research, development and innovation activities related to NBTXR3 in various therapeutic indications, subject to achieving a set of agreed-upon performance criteria. This financing is divided in three tranches:
•a first tranche of €16 million, received in October 2018, subject to a 6% fixed rate and that will be fully repaid in 2023 at the latest;
•a second tranche of €14 million, received in March 2019, subject to a 5% fixed rate, with repayments beginning in 2021 and continuing into 2024; and,
•a last tranche of €10 million, however the Company did not meet the criteria to request this tranche prior to the contractual deadline for requesting this third tranche. Accordingly the third tranche is no longer available to the Company.

In connection with this financing agreement, the Company also entered into a royalty agreement with EIB pursuant to which the Company is required, during a six-year royalty calculation period commencing on January 1, 2021, to pay (on each June 30 with respect to the preceding year within the calculation period) royalties to EIB. The amount of royalties payable is calculable based on low single digit royalties indexed on annual sales turnover relating to NBTXR3 through specific Company’s license agreement, which vary according to the number of tranches that have been drawn, and indexed on the Company’s annual sales turnover.

On October 18, 2022, the Company and the EIB amended the set of financing and royalties’ agreements (together the “Amendment Agreement to the Finance Contract” or “Amendment Agreement”) relating to the EIB loan to re-align the Company’s outstanding debt obligations with its expected development and commercialization timelines. The main terms and conditions of the Amendment Agreement are as follows:

Under the Amendment Agreement, the repayment of the remaining €25.3 million in principal for both tranches is due at the earliest of the third royalty payment (four years after commercialization of NBTXR3) for the first tranche and the second royalty payment (three years following commercialization of NBTXR3) for the second tranche, or on June 30, 2029 irrespective of the commercialization date of NBTXR3. Commercialization date corresponds to the first fiscal year during which annual sales turnover relating to NBTXR3 through specific Company’s license agreement will exceed €5 million.

Under these main terms and conditions, an amount of €5.4 million in interest accrued as payment-in-kind (“PIK”) on the first tranche shall be prepaid in October 2024, except in the case of the closing of a collaboration agreement in which case the PIK will be subject to an earlier redemption by October 2023. On July 10, 2023, the Company announced a license agreement with Janssen (see Note 23 Subsequent events), accordingly the Company is subject to payment of the PIK by October 2023 latest.
Going forward, principal from the first tranche will accrue interest at the unchanged rate of 6% annually, with such interest being capitalized and due as PIK interest at maturity. Interest on the remaining €9.3 million in principal from the second tranche will continue to accrue at the unchanged 5% fixed rate paid in semi-annual installments through the repayment date.

The annual royalty payment remains in the low single digits and indexed on our net sales turnover, and continues to cover a six-year period but was re-aligned as of the first year of NBTXR3 commercialization meaning, when the Company achieves annual net sales in excess of €5.0 million.

In addition to the royalty fees, the Amendment Agreement also includes a “milestone” payment of €20 million, which will be due at the latest June 2029. An accelerated redemption schedule for this milestone payment would be triggered calling for the repayment in two equal installments due one year and two years after commercialization, respectively.

Further, should the Company secure non-dilutive capital through the execution of any business development deal, such as a co-development and/or commercialization arrangement, an accelerated repayment of the €20 million The amount of the accelerated payment would be subject to, and prorated based upon, the size of any upfront or milestone payments received pursuant to the aforementioned business development deal, not to exceed 10% of any upfront or milestone payment received by the Company.

On July 10, 2023, the Company announced a license agreement with Janssen (see Note 23 Subsequent events), and received an upfront cash licensing fee of $30 million in August 2023. Consequently the Company has paid an advance payment of the milestone payment in September 2023 representing a low single digit of the cash licensing fee received.

As part of the Amendment Agreement in respect of the EIB, the Company has agreed to maintain a minimum cash and cash equivalents balance equal to the outstanding principal owed to EIB which is €25.3 million as of June 30, 2023. All other covenants included in the 2018 finance contract remain unchanged, other than aforementioned cash covenant which has been lowered to €10.3 million as of June 30, 2023 pursuant to a temporary waiver that was automatically extended until January 31, 2024 upon the Company’s entry into the Janssen Agreement on July 7, 2023.

As of June 30, 2023, Cash and cash equivalents amounts to €21.6 million and no covenant is in breach (see Note 9 Cash and cash equivalents and Note 2 General information).

See Note 12 for the accounting of this liability and the valuation assumptions to determine the average discount rate and the fair value of the loan.

See Note 14 for discussion of the liquidity risk associated with the covenant.

4.4 COLLABORATION AGREEMENT WITH MD ANDERSON

On December 21, 2018, the Company entered into a strategic collaboration agreement with MD Anderson Cancer Center, world prominent center of research, education, prevention and care for cancer patients, which was amended and restated in January 2020 and subsequently amended in June 2021. Pursuant to the MD Anderson Collaboration Agreement, the Company and MD Anderson established a large-scale, comprehensive NBTXR3 clinical collaboration to improve the efficacy of radiotherapy for certain types of cancer. The collaboration initially is expected to support multiple clinical trials conducted by MD Anderson, as sponsor, with NBTXR3 for use in treating several cancer types (including head and neck, pancreatic, and lung cancers). We expect to inject approximately 312 patients in total across these clinical trials.

As part of the collaboration funding, Nanobiotix is committed to pay $10.6 million for those clinical trials during the collaboration, and made an initial $1.0 million payment at the commencement of the collaboration and a second $1.0 million payment on February 3, 2020. Additional payments have been made every six months following patient’s enrollment in the trials, with the balance payable due upon enrollment of the final patient for all studies.

During the six months ended June 30, 2023, the Company recognized prepaid expenses for €1.4 million. Besides, expenses are recorded during the course of the collaboration in the statement of consolidated operations, when incurred, based on the patients enrolled during the relevant period.

Nanobiotix may also be required to pay an additional one-time milestone payment upon (i) grant of the first regulatory approval by the Food and Drug Administration in the United States and (ii) the date on which a specified number of patients have been enrolled in the clinical trials.
This milestone payment will depend on the year when trigger event occurs, with a minimum amount of $2.2 million if occurred in 2020 up to $16.4 million if occurred in 2030.

See Note 8.2 for further details on other current assets.

4.5 EQUITY LINE

In May 2022, Nanobiotix established an equity line financing with Kepler Cheuvreux.

Provided the contractual conditions are met, this equity line of financing will provide financial optionality and near-term flexibility over a maximum timeframe ending in May 2024, if needed, as Nanobiotix continues efforts to reduce operating expenses and to focus on its priority programs.

The shares will be issued based on the lower of the two daily volume weighted average share prices for the two trading days preceding each issuance, less a maximum discount of 5.0%. An 2% exercise commission of the exercise price also applies on each exercise date of its warrants by Kepler Cheuvreux.

No warrant has been exercised as of June 30, 2023. (See Note 10.3 Equity Line Agreement and Note 21 Commitments)